VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Communication Services—24.8%
Auto Trader Group plc (United Kingdom)	2,689,919	$ 30,439
Baltic Classifieds Group plc (Lithuania)	14,354,786	73,496
Dayamitra Telekomunikasi PT (Indonesia)	558,363,096	19,088
Hemnet Group AB (Sweden)	1,170,373	34,217
Infrastrutture Wireless Italiane SpA (Italy)	1,870,432	22,870
oOh!media Ltd. (Australia)(1)	33,300,196	37,806
Rightmove plc (United Kingdom)	4,356,753	47,161
Sarana Menara Nusantara Tbk PT (Indonesia)	338,026,000	10,286
		275,363

Consumer Discretionary—1.9%
Allegro.eu S.A. (Poland)(2)	2,196,889	21,083
Consumer Staples—3.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,308,322	17,500
Heineken Malaysia Bhd (Malaysia)	3,793,700	22,705
		40,205

Energy—2.0%
Pason Systems, Inc. (Canada)	2,457,045	22,157
Financials—15.1%
AJ Bell plc (United Kingdom)	6,764,385	47,447
Caixa Seguridade Participacoes S.A. (Brazil)	16,248,537	43,903
FinecoBank Banca Fineco SpA (Italy)	1,454,692	32,275
Moltiply Group SpA (Italy)	408,080	21,872
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,363,535	16,470
Qualitas Controladora SAB de C.V. (Mexico)	591,090	6,076
		168,043

Health Care—6.5%
As One Corp. (Japan)	2,011,100	34,788
Haw Par Corp., Ltd. (Singapore)	3,915,012	36,887
		71,675

Industrials—20.5%
Epiroc AB Class B (Sweden)	1,464,826	28,024
Haitian International Holdings Ltd. (China)	9,534,025	24,777
Howden Joinery Group plc (United Kingdom)	2,592,739	30,464
Knorr-Bremse AG (Germany)	185,702	17,948
Lumax International Corp., Ltd. (Taiwan)	1,840,247	6,174
MEITEC Group Holdings, Inc. (Japan)	934,900	20,619
MISUMI Group, Inc. (Japan)	1,274,000	17,083
MTU Aero Engines AG (Germany)	75,749	33,657
NICE Information Service Co., Ltd. (South Korea)	1,125,587	13,628
S-1 Corp. (South Korea)	312,510	15,885
VAT Group AG (Switzerland)	44,356	18,711
		226,970

Information Technology—14.7%
Alten S.A. (France)	323,585	28,378
Bouvet ASA (Norway)	3,791,048	29,977
FDM Group Holdings plc (United Kingdom)	4,484,472	13,142
	Shares	Value

Information Technology—continued
Freee KK (Japan)(2)	654,200	$ 17,467
Kainos Group plc (United Kingdom)	972,561	9,939
Riken Keiki Co., Ltd. (Japan)	399,500	8,392
SHIFT, Inc. (Japan)(2)	1,320,800	16,033
Sopra Steria Group (France)	164,656	40,110
		163,438

Materials—6.3%
Corp. Moctezuma SAB de C.V. (Mexico)	10,563,683	45,487
Forterra plc (United Kingdom)	5,017,278	13,568
Ibstock plc (United Kingdom)	5,475,419	10,988
		70,043

Total Common Stocks (Identified Cost $821,397)		1,058,977

Total Long-Term Investments—95.4% (Identified Cost $821,397)		1,058,977

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(3)	13,555,457	13,555
Total Short-Term Investment (Identified Cost $13,555)		13,555

TOTAL INVESTMENTS—96.6% (Identified Cost $834,952)		$1,072,532
Other assets and liabilities, net—3.4%		37,280
NET ASSETS—100.0%		$1,109,812

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	20%
Japan	11
Italy	7
Lithuania	7
France	6
Sweden	6
Germany	5
Other	38
Total	100%
† % of total investments as of June 30, 2025.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,058,977	$1,058,977
Money Market Mutual Fund	13,555	13,555
Total Investments	$1,072,532	$1,072,532
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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